Trade Accounts Receivable, Net - Disclosure of Aging of Accounts Receivable (Days Current or Outstanding) (Detail) - Trade receivables [member] - Financial assets past due but not impaired [member] - MXN ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable , days current or outstanding	$ 30,278	$ 33,691
Current [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable , days current or outstanding	22,789	25,537
0-30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable , days current or outstanding	4,081	5,009
31-60 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable , days current or outstanding	869	838
60-90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable , days current or outstanding	598	398
90-120 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable , days current or outstanding	241	383
120+ days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable , days current or outstanding	$ 1,700	$ 1,527